SEGMENT INFORMATION - Reportable segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total revenue	$ 3,698	$ 3,755	$ 3,850
Adjusted EBITDA	1,612	1,747	1,840
CAPEX excl licenses and ROU	649	841	806
Operating segments | Pakistan
Disclosure of operating segments [line items]
Total revenue	1,119	1,285	1,408
Adjusted EBITDA	502	654	643
CAPEX excl licenses and ROU	130	258	318
Operating segments | Ukraine
Disclosure of operating segments [line items]
Total revenue	919	971	1,055
Adjusted EBITDA	541	575	704
CAPEX excl licenses and ROU	169	177	203
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Total revenue	774	636	569
Adjusted EBITDA	421	322	307
CAPEX excl licenses and ROU	165	122	134
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Total revenue	570	576	564
Adjusted EBITDA	214	210	235
CAPEX excl licenses and ROU	105	199	89
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Total revenue	268	233	194
Adjusted EBITDA	112	124	89
CAPEX excl licenses and ROU	65	64	34
Operating segments | Others
Disclosure of operating segments [line items]
Total revenue	55	66	81
Adjusted EBITDA	22	26	41
CAPEX excl licenses and ROU	10	16	25
HQ and eliminations
Disclosure of operating segments [line items]
Total revenue	(7)	(12)	(21)
Adjusted EBITDA	(200)	(164)	(179)
CAPEX excl licenses and ROU	$ 5	$ 5	$ 3